INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2021
Schedule Of Inventories Details
SCHEDULE OF INVENTORIES

	September 30	December 31
	2021	2020
	$	$
Ore stockpiles (1)	701	453
Concentrate inventory (1)	567	4
Materials and supplies	2,033	1,918
	3,301	2,375

(1)	Change in inventories recorded in cost of sales (Note 14.a) excludes currency translation adjustment of $19 for the nine months ended September 30, 2021.